OMB APPROVAL
OMB Number:	3235-0582
Expires:	July 31, 2024
Estimated average burden
hours per response:	4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Melanie Ringold

11 Greenway Plaza, Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza,

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/22 – 6/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02090
Reporting Period: 07/01/2022 - 06/30/2023
Invesco Bond Fund

=Invesco Bond Fund==============================================================

Lincoln National Corporation

Ticker: LNC                  Security ID: 534187BR9
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date: MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Deirdre P. Connelly      For       For          Management
1.2   Elect Director Ellen G. Cooper          For       For          Management
1.3   Elect Director William H. Cunningham    For       For          Management
1.4   Elect Director Reginald E. Davis        For       For          Management
1.5   Elect Director Eric G. Johnson          For       For          Management
1.6   Elect Director Gary C. Kelly            For       For          Management
1.7   Elect Director M. Leanne Lachman        For       For          Management
1.8   Elect Director Dale LeFebvre            For       For          Management
1.9   Elect Director Janet Liang              For       For          Management
1.10  Elect Director Michael F. Mee           For       For          Management
1.11  Elect Director Lynn M. Utter            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management
6     Require Independent Board Chair         Against   For          Shareholder
7     Submit Severance Agreement (Change-in-C Against   Against      Shareholder
      ontrol) to Shareholder Vote

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO BOND FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date August 7, 2023

*	Please print the name and title of the signing officer below the signature